Stock Purchase and Awards Plan (Restricted Stock Awards) (Details) (Restricted Stock Awards [Member], USD $) In Thousands, except Per Share data	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Restricted Stock Awards [Member]
Restricted Stock Award Activity (in shares)
Nonvested, beginning balance	8,909	8,346	5,789
Granted	2,682	2,783	3,520
Vested	(1,809)	(1,632)	(564)
Forfeited	(575)	(588)	(399)
Nonvested at year-end	9,207	8,909	8,346
Restricted Stock Award Activity (in USD per share)
Nonvested, beginning balance	$ 42.67	$ 43.88	$ 49.24
Granted	$ 37.52	$ 34.92	$ 36.47
Vested	$ 47.28	$ 35.36	$ 12.26
Forfeited	$ 40.12	$ 43.52	$ 51.17
Nonvested at year-end	$ 40.42	$ 42.67	$ 43.88